BALANCE SHEETS (Unaudited) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Current assets:
Cash	$ 11,328	$ 6,974
Prepaid expenses	7,500
Total current assets	18,828	6,974
Property and equipment, net	1,454	1,454
Total assets	20,282	8,428
Current liabilities:
Advances - related parties	1,400	1,400
Total current liabilities	1,400	1,400
Total liabilities	1,400	1,400
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 200,000,000 shares authorized, 169,400,000 and 98,000,000 shares issued and outstanding at December 31, 2013 and September 30, 2013, respectively	169,400	98,000
Additional paid-in capital	(125,800)	(77,000)
Deficit accumulated during the exploration stage	(24,718)	(13,972)
Total stockholders' equity	18,882	7,028
Total liabilities and stockholders' equity	$ 20,282	$ 8,428